Average Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Tax Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class I - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.06%
Past 5 years	0.84%
Past 10 years	0.54%